Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hunter Small Cap Value Fund | Hunter Small Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.22%	15.08%